Summary of Accounting Policies	12 Months Ended
Dec. 31, 2024
EBP 002
EBP, Accounting Policy [Line Items]
Summary of Accounting Policies

2. Summary of Accounting Policies

Basis of Accounting

The financial statements and the accompanying notes are prepared in accordance with accounting principles generally accepted in the United States (U.S. GAAP) using the accrual basis of accounting.

Investment Valuation and Income Recognition

The Plan’s investments are stated at fair value. Shares of mutual funds are valued based on a quoted market price to sell, which represents the net asset value of shares held by the Plan at year-end. The fair value of the participation units in commingled trust funds is based on the unadjusted net asset value per unit as determined by the sponsor of the fund based on the fair values of the underlying investments. There are currently no significant redemption restrictions on these investments.

Purchases and sales of securities are recorded on a trade-date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date.

Notes Receivable from Participants

Notes receivable from participants represent participant loans that are recorded at their unpaid principal balance plus any accrued but unpaid interest. Interest income on notes receivable from participants is recorded when it is earned. Notes receivable from participants that are determined to be uncollectible are recorded as a distribution based upon the terms of the Plan document. No allowance for credit losses has been recorded as of December 31, 2024 or 2023.

Payment of Benefits

Withdrawals and distributions to participants are recorded when paid.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimates.

Risks and Uncertainties

The Plan provides for various investment options. Investment securities, in general, are exposed to various risks, such as interest rate, market volatility and credit. Due to the level of risk associated with certain investment securities and the level of uncertainty related to changes in the value of investment securities, it is at least reasonably possible that changes in the values of investment securities will occur in the near term and that such changes could materially affect the value of participants’ account balances and the amounts reported in the financial statements.

Subsequent Events

The Company has evaluated subsequent events through the date that the financial statements were available to be issued on June 27, 2025. Effective January 1, 2025, the Plan adopted amendments covering SECURE Act 2.0 that raises the 2025 maximum catch-up contribution limit for employees aged 60 to 63 to $11,250.